Unassigned Surplus (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Nonadmitted assets:
Net deferred tax asset	$ 656
Prepaid expenses	491
Interest maintenance reserve	907	1,029
Other	574	1,831
Total nonadmitted assets	2,628	2,860
Asset valuation reserve		$ 40